ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and due from Banks
Cash and due from banks	$ 229,098,272	$ 150,719,643	$ 197,594,880
As per the Statement of Cash Flows	229,098,272	150,719,643	197,594,880
Debt securities at fair value through profit or loss
As per Statement of Financial Position	46,415,822	69,707,595	119,850,286
Securities not considered as cash equivalents	(25,817,763)	(52,236,041)	(56,741,068)
As per the Statement of Cash Flows	20,598,059	17,471,554	63,109,218
Money Market Funds
As per Statement of Financial Position - Other financial assets	46,499,784	25,246,191	84,456,802
Other financial assets not considered a cash equivalents	(43,479,224)	(24,029,023)	(73,837,648)
As per the Statement of Cash Flow	$ 3,020,560	$ 1,217,168	$ 10,619,154